Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

18. Segment Information

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, products and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment.

Key revenue streams are as below (in thousands):

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Advertising service	577,424	843,284	1,160,886
Paid membership service	87,997	320,471	668,507
Content-commerce solutions	641	135,813	973,986
Others	4,449	52,628	155,945
Total	670,511	1,352,196	2,959,324

All revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are all located in China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.